Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000001420
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class C
Account Value		$ 19,882	$ 10,000	$ 18,025	$ 16,993	$ 18,536	$ 15,354	$ 14,450	$ 11,364	$ 11,941	$ 10,572	$ 9,225
C000001421
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class I
Account Value		$ 21,970	$ 10,000	19,726	18,398	19,876	16,303	15,191	11,812	12,300	10,782	9,314
C000193208
Account Value [Line Items]
Line Graph and Table Measure Name		Crawford Multi-Asset Income Fund
Account Value	$ 10,000	$ 14,485		13,008	12,226	12,350	10,656	11,457	9,528	10,014
C000118268
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Small Cap Dividend Fund - Class I
Account Value		21,761	$ 10,000	19,702	17,189	20,015	16,397	15,843	13,052	14,132	12,403	9,770
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	25,613		20,688	16,424	20,329	16,178	13,382	10,214	10,779
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,560	$ 10,000	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		22,580	$ 10,000	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,560	$ 10,000	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		22,580	$ 10,000	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617
NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value	$ 10,000	13,747		12,439	11,097	11,524	9,860	11,463	9,621	10,156
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 21,223	$ 10,000	$ 19,028	$ 16,273	$ 20,453	$ 17,813	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559